Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Narrative (Details) - CAD ($)	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Parent company
Disclosure of transactions between related parties [line items]
Dividend received	$ 198,400,000	$ 0	$ 0